LEASES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases Disclosure [Line Items]
Rental expenses	$ 29.0	$ 29.7	$ 40.6
Leased Equipment
Leases Disclosure [Line Items]
Minimum lease payments for operating leases, in 2012	23.5
Minimum lease payments for operating leases, in 2013	14.7
Minimum lease payments for operating leases, in 2014	8.8
Minimum lease payments for operating leases, in 2015	6.0
Minimum lease payments for operating leases, in 2016	3.6
Minimum lease payments for operating leases, thereafter	$ 1.6